Expense Example, No Redemption - FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO - FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO - Fidelity Advisor Leveraged Company Stock Fund	Sep. 28, 2024 USD ($)
Fidelity Advisor Leveraged Company Stock Fund - Class A
Expense Example, No Redemption:
1 Year	$ 673
3 Years	881
5 Years	1,106
10 Years	1,751
Fidelity Advisor Leveraged Company Stock Fund - Class C
Expense Example, No Redemption:
1 Year	181
3 Years	560
5 Years	964
10 Years	1,894
Fidelity Advisor Leveraged Company Stock Fund - Class M
Expense Example, No Redemption:
1 Year	474
3 Years	736
5 Years	1,017
10 Years	1,819
Fidelity Advisor Leveraged Company Stock Fund - Class I
Expense Example, No Redemption:
1 Year	78
3 Years	243
5 Years	422
10 Years	942
Fidelity Advisor Leveraged Company Stock Fund - Class Z
Expense Example, No Redemption:
1 Year	64
3 Years	202
5 Years	351
10 Years	$ 786